Segment Information	12 Months Ended
Dec. 31, 2017
Segment Information [Abstract]
SEGMENT INFORMATION
NOTE 37:-	SEGMENT INFORMATION

a.	General

According to the “management approach”, as defined in IFRS 8, the Group operates in several operating segments, four of which meet the definition of “reportable segment” (as presented in the table below). The segments are identified on the basis of geographical location of the income producing properties and the nature of the business activity, as appropriate. Company’s management evaluates the segment results separately in order to allocate the resources and asses the segment performance which, in certain cases, differ from the measurements used in the consolidated financial statements, as described below. Financial expenses, financial income and taxes on income are managed on a group basis and, therefore, were not allocated to the different segment activities.

Other segments include, among others, activities that meet the qualitative criteria of an “operating segment” in accordance with IFRS 8 as they constitute the entity’s business component from which it generates revenues and incurs expenses and for which financial information is available and separately reviewed by the Company’s management. Such segments however, do not meet the quantitative threshold that requires their presentation as a reportable segment and comprise mainly the following activities: shopping centers and lands in Israel, the United States, Germany, Brazil and Bulgaria.

In light of the reclassification of EQY’s (for details regarding the completion of the merger between EQY and REG, refer to Note 8d) and Luzon Group’s results of operation under the item “Loss from discontinued operations”, EQY and Luzon Group ceased to be presented as reportable segments. The comparative data have been adjusted retrospectively.

Commencing on the merger date, the investment in the shares of REG is presented in the financial statements as a financial asset available for sale that constitutes a reportable segment. Management analyzes the operations of REG based on the fair value of the investment and the share of the Company in the dividend income.

Additionally, commencing on the date of loss of control in FCR, the investment in FCR shares is presented in the financial statements by the equity method (refer to Note 8e). Management regularly reviews the operating results of FCR and its income-producing properties. Accordingly, the investment in FCR shares constitutes a reportable segment and data for the segment, “shopping centers in Canada”, are included in the note on segments at their full value, against consolidation adjustments.

As of and for the year ended December 31, 2017

	Public subsidiaries over which the Company has control		Other investments		Wholly - owned subsidiaries
	Shopping centers in Northern Europe (1)	Shopping centers in Central-Eastern Europe	Shopping centers in Canada	Financial asset Regency	Other segments	Adjustments for consolidated (2)-(7)	Consolidated
	NIS in millions
Segment revenues
External revenues (2)	1,454	1,060	1,927	-	398	(2,008)	2,831
Segment results:
Gross profit (loss) (3)	986	733	1,214	-	304	(1,271)	1,966
Depreciation and amortization (3)	51	13	5	-	3	(2)	70
Share in earnings (losses) of investees	(2)	35	119	-	(1)	283	434
Operating income (4)	841	574	1,223	-	369	(1,033)	1,974
Revaluation gain (loss) (4)	(179)	(**0	1,256	-	134	(1,211)	-
Dividend- income from available-for-sale securities *)	-	-	-	108	-	(108)	-

Segment assets:
Operating assets (5)	19,640	11,838	26,119	-	5,792	(20,766)	42,623
Investments in investees (6)	320	719	559	4,432	33	277	6,340
Total assets	19,960	12,557	26,678	4,432	5,825	(20,489)	48,963
Investments in non-current assets (7)	1,160	310	1,435	-	703	(1,426)	2,182
Segment liabilities (8)	251	651	559	-	79	29,306	30,846

*)	Finance income includes dividend income from available for sale securities, which is presented in the consolidation Adjustments.
**)	Represents an amount of less than NIS 1 million.

As of and for the Year ended December 31, 2016

	Shopping centers in Northern Europe (1)	Shopping centers in Central-Eastern Europe	Shopping centers in Canada	Other segments	Adjustments for consolidated (2)-(7)	Consolidated
	NIS in millions
Segment revenues
External revenues (2)	1,555	1,092	1,960	340	(2,106)	2,841
Segment results:
Gross profit (loss) (3)	1,084	764	1,223	252	(1,352)	1,971
Depreciation and amortization (3)	26	12	4	2	1	45
Share in earnings (losses) of investees	24	53	36	(19)	12	106
Operating income (loss) (4)	996	464	1,152	187	(1,110)	1,689
Revaluation gain (loss) (4)	161	62	639	70	(932)	-
Segment assets:
Operating assets (5)	21,388	11,432	24,798	5,514	21,658	84,790
Investments in investees (6)	275	700	417	34	671	2,097
Total assets	21,663	12,132	25,215	5,548	22,329	86,887
Investments in non-current assets (7)	1,186	246	1,565	892	946	4,835
Segment liabilities (8)	282	650	431	405	51,351	53,119

As of and for the Year ended December 31, 2015

	Shopping centers in North Europe (1)	Shopping centers in Central-Eastern Europe	Shopping centers in Canada	Other segments	Adjustments for consolidated (2)-(4)	Consolidated
	NIS in millions
Segment revenues
External revenues (2)	1,421	1,192	2,001	344	(2,150)	2,808
Segment results:
Gross profit (loss) (3)	989	834	1,254	250	(1,385)	1,942
Depreciation and amortization (3)	50	13	7	2	(4)	68
Share in earnings of investees	14	43	38	(1)	32	126
Operating income (loss) (4)	754	632	1,134	163	(2,290)	393
Revaluation gain (loss) (4)	199	(448)	125	(81)	205	-

c.	Geographical information

External revenues

	Year ended December 31
	2017	(*2016	(*2015
	NIS in millions
Northern and Western Europe	1,470	1,592	1,459
Central-Eastern Europe	1,060	1,094	1,195
Canada	1,927	1,960	2,001
Other	369	303	265
Reconciliations (2)	(1,995)	(2,108)	(2,112)
Total	2,831	2,841	2,808

*) Reclassified, refer to Note 2dd.

Location of non-current operating assets (7)

	December 31
	2017	2016
	NIS in millions
Northern and Western Europe	19,695	21,225
Central-Eastern Europe	11,686	11,394
Canada	26,104	24,461
Other	5,215	4,953
Reconciliations (5)	(16,389)	1,264
Total non- current assets	46,311	63,297

d.	Notes to segment information

1.	The information of the segment “shopping centers in North Europe” includes 50% of the value of the joint venture Kista Galleria, and is offset against the consolidation adjustments column.

2.	The Group has no intersegment revenues. Adjustments with respect to segment revenues primarily include elimination of FCR’s and Kista Galleria results as referred to above.

3.	The reconciliations to the consolidated information in the gross profit item include the effect of the reconciliations to revenues, as mentioned above.

4.	Segments’ operating income excludes revaluation gains which are included in consolidation adjustments. Adjustments for Operating Income include the stated in section 3 above, as well as goodwill impairment, revaluation gains which are presented separately below operating profit. Likewise, these reconciliations include unallocated general and administrative expenses of approximately NIS 107 million, NIS 112 million and NIS 340 million and unallocated net other expense of approximately NIS 9 million, NIS 9 million and NIS 518 million, for 2017, 2016 and 2015, respectively.

5.	Segment assets include current operating assets, investment property, property under development, goodwill, fixed assets and non-current inventory. The reconciliations for consolidation include mainly available-for-sale securities, deferred taxes, derivatives, goodwill (at group level) and cancellation of FCR’s assets and Kista Galleria assets as mentioned above. Furthermore, consolidation adjustments as of December 31, 2016 and December 31, 2015 include assets of the discontinued operations.

6.	The investment in REG shares, which is accounted for as a financial asset available for sale, is presented in a single line item with investments in investees.

7.	Investments in non-current assets include mainly fixed assets, investment property, investment property under development and goodwill, as well as business combination.

8.	Segment liabilities include operating liabilities such as trade payables, land lease liabilities, other payables and tenants’ security deposits. The reconciliations for consolidation include mainly deferred taxes, financial derivatives and interest-bearing liabilities.